FEDERATED INVESTORS        LEHMAN BROTHERS
     Federated Investors Tower     Three World Financial Center
     Pittsburgh, PA 15222-3779     New York, NY 10285

     October 18, 1996

     Dear Shareholder,

     Enclosed please find proxy materials relating to the proposed asset management alliance between Federated Investors and Lehman Brothers Global Asset Management. As announced in a press release dated September 6, 1996,
      Federated Investors and Lehman Brothers have reached a definitive agreement enabling Federated to assume the investment management responsibilities for the six institutional money market funds of Lehman Brothers Institutional Funds Group Trust. The funds encompassed within this agreement are as follows:

                    Prime Value Money Market Fund
                    Prime Money Market Fund
                    Municipal Money Market Fund
                    Tax-Free Money Market Fund
                    Government Obligations Money Market Fund
                    Treasury Instruments Money Market Fund II

     The management teams at both Federated Investors and Lehman Brothers believe that an affirmative reply will best serve the interests of the shareholders of Lehman Brothers Institutional Funds Group Trust. The shareholder benefits which may be realized as a result of the proposed alliance are many and include: increased economies of scale, an extended array of available investment products and the expanded services of a company whose core capabilities lie in managing money market funds.

     MATERIALS CONTAINED WITHIN THE ENCLOSED ENVELOPE(S) DESCRIBE THE PROPOSED TRANSACTION IN DETAIL AND ASK YOU TO VOTE IN TIME FOR A SHAREHOLDER MEETING ON NOVEMBER 13, 1996. PLEASE BE SURE TO RESPOND AT YOUR EARLIEST CONVENIENCE IN ORDER TO ENSURE THAT YOUR VOTE IS REGISTERED AT THE SHAREHOLDER MEETING. PROXY CARDS MAY BE RETURNED VIA FAX AT (617)573-1985 OR IN THE ENCLOSED POSTAGE PAID ENVELOPE.

     Again, we encourage you to vote as soon as possible. Please do not hesitate to call us directly at 1(800)245-5000 for Federated or (212)526-7496 for Lehman Brothers with any questions or comments.

     Sincerely,

     /s/ John B. Fisher                      /s/ Andrew D. Gordon
     John B. Fisher                          Andrew D. Gordon
     President, Institutional Sales                    Managing Director
     Federated Investors                     Lehman Brothers

     /s/ Mark Gensheimer
     Mark Gensheimer
     Executive Vice President, Bank Marketing
     Federated Investors

          LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST{PRIVATE } TAX-FREE MONEY MARKET FUND
          ONE EXCHANGE PLACE
          53 STATE STREET
          BOSTON, MASSACHUSETTS 02109-2873
          NOTICE OF SPECIAL MEETING OF SHAREHOLDERS




   TO SHAREHOLDERS OF TAX-FREE MONEY MARKET FUND, A PORTFOLIO OF
     LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST: A Special Meeting of Shareholders of Tax-Free Money Market Fund (the "Fund") will be held at 11:20 a.m. on November 13, 1996, at the offices of Lehman Brothers Inc., 3 World Financial Center-26th Floor, New York, New York 10285, for the following purposes:

     To approve a proposed Agreement and Plan of Reorganization between Lehman Brothers Institutional Funds Group Trust, on behalf of the Fund, and Money Market Obligations Trust (the "Trust"), on behalf of its portfolio, Tax-Free Obligations Fund (the "Portfolio"), whereby the Trust would acquire all of the assets and known liabilities of the Fund in exchange for Institutional Shares and Institutional Service Shares of the Portfolio to be distributed pro rata by the Fund to holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Fund;

          2. Election of thirteen Trustees to serve until the next Annual Meeting of Shareholders and until their successors have been elected and qualified; and

          3. To transact such other business as may properly come before the meeting or any adjournment thereof.



          By Order of the Board of Trustees


          Patricia L. Bickimer
          Secretary


        Dated: October 15, 1996



               SHAREHOLDERS OF RECORD AT THE CLOSE OF BUSINESS ON OCTOBER 11, 1996 ARE ENTITLED TO VOTE AT THE MEETING. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE SIGN AND RETURN THE ENCLOSED PROXY CARD. YOUR VOTE IS IMPORTANT.

               TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.
     1




          PROSPECTUS/PROXY STATEMENT

             OCTOBER 15, 1996

          ACQUISITION OF THE ASSETS OF

          TAX-FREE MONEY MARKET FUND,
          A PORTFOLIO OF LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST One Exchange Place
          53 State Street
          Boston, Massachusetts 02109-2873
          Telephone Number:  1-800-851-3134

          BY AND IN EXCHANGE FOR SHARES OF

          TAX-FREE OBLIGATIONS FUND,
          A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST
          Federated Investors Tower
          Pittsburgh, Pennsylvania  15222-3779
          Telephone Number:  1-800-245-5000

          This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Money Market Obligations Trust, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Tax-Free Obligations Fund (the "Portfolio"), would acquire all of the assets and known liabilities of Tax-Free Money Market Fund (the "Fund"), a portfolio of Lehman Brothers Institutional Funds Group Trust, in exchange for Portfolio shares to be distributed pro rata by the Fund to its shareholders in complete liquidation of the Fund. As a result of the Plan, each shareholder of the Fund will become the owner of Portfolio shares having a total net asset value equal to the total net asset value of his or her holdings in the Fund. This Prospectus/Proxy Statement also describes a proposal to elect Trustees of Lehman Brothers Institutional Funds Group Trust, in connection with certain related transactions.

               The Trust is among over 100 funds managed by subsidiaries of Federated Investors, including 48 money market funds with assets of $43 billion. Federated Investors is one of the largest institutional service providers in the United States. It has been providing advisory services for over 41 years and has been managing the short-term assets of institutional investors for over 20 years, having created one of the first institutional money market funds in 1976.

          The Trust is an open-end, diversified management investment company which currently includes six portfolios: Automated Cash Management Trust, Government Obligations Fund, Government Obligations Tax Managed Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund. The investment objective of the Portfolio is to provide dividend income exempt from federal regular income tax consistent with stability of principal. The investment objective of the Fund is to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal. Both the Portfolio and the Fund pursue their investment objectives by investing at least 80% of their total assets in obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their respective political subdivisions or financing authorities, which pay income exempt from federal regular income tax. Both the Portfolio and the Fund are money market mutual funds which seek to stabilize their offering and redemption prices at $1.00 per share. There can be no assurance that the Portfolio or the Fund will be able to do so. Shares in the Portfolio and the Fund are not insured or guaranteed by the U.S. government or any agency thereof. For a comparison of the investment policies of the Portfolio and the Fund, see "Comparison of Investment Policies and Risk Factors."

          The Portfolio is offered with two classes of shares: Institutional Shares and Institutional Service Shares. Holders of Class A Shares of the Fund will receive Institutional Shares of the Portfolio and holders of Class B Shares of the Fund will receive Institutional Service Shares of the Portfolio if the Reorganization is approved by shareholders. Information concerning Institutional Shares and Institutional Service Shares of the Portfolio, as compared to Class A Shares and Class B Shares of the Fund, is included in this Prospectus/Proxy Statement in the sections entitled "SUMMARY - Comparative Fee Tables" and "INFORMATION ABOUT THE REORGANIZATION - Description of the Plan of Reorganization."

             This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Trust and the Portfolio that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Portfolio dated September 30, 1996, which is incorporated herein by reference. Statements of Additional Information for the Portfolio dated September 30, 1996 (relating to the Portfolio's prospectus of the same date) and October 15, 1996 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by the Trust with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or by calling the Trust at the address and telephone number shown above.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE PORTFOLIO.

          SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE PORTFOLIO ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
          TABLE OF CONTENTS


          PAGE


     PROPOSAL 1.    REORGANIZATION   1

          SUMMARY     1
          COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS       6
          INFORMATION ABOUT THE REORGANIZATION      7
          INFORMATION ABOUT THE PORTFOLIO AND THE FUND  11

     PROPOSAL 2.    ELECTION OF TRUSTEES      12

          VOTING INFORMATION   19

     AGREEMENT AND PLAN OF REORGANIZATION    Exhibit A
     PROPOSAL 1.  REORGANIZATION


          SUMMARY


     ABOUT THE PROPOSED REORGANIZATION

          The Board of Trustees of Lehman Brothers Institutional Funds Group Trust, including its members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of one of its portfolios, Tax-Free Money Market Fund (the "Fund"), has voted to recommend to shareholders of the Fund the approval of an Agreement and Plan of Reorganization (the "Plan"), whereby Money Market Obligations Trust, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Tax-Free Obligations Fund (the "Portfolio"), would acquire all of the assets and known liabilities of the Fund in exchange for Portfolio shares to be distributed pro rata by the Fund to its shareholders in complete liquidation and dissolution of the Fund (the "Reorganization").
      As a result of the Reorganization, each shareholder of Class A Shares or Class B Shares of the Fund will become the owner of Institutional Shares or Institutional Service Shares, respectively, of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund on the date of the Reorganization (the "Closing Date").

          As a condition to the Reorganization transactions, the Trust and the Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either the Trust or the Fund or their respective shareholders. The tax cost basis of the Portfolio shares received by Fund shareholders will be the same as the tax cost-basis of their shares in the Fund.

          After the acquisition is completed, the Fund will no longer be available as an investment portfolio of Lehman Brothers Institutional Funds Group Trust.


     INVESTMENT OBJECTIVE AND POLICIES

          The investment objective of the Portfolio is to provide dividend income exempt from federal regular income tax consistent with stability of principal, while the Fund's investment objective is to provide as high a level of current income exempt from federal taxation as is consistent with relative stability of principal. Both the Portfolio and the Fund pursue their respective investment objectives by investing in a portfolio consisting primarily of obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their respective political subdivisions or financing authorities, which pay income exempt from federal regular income tax. Since the Portfolio and the Fund invest in similar securities, an investment in the Portfolio presents similar investment risks as investing in the Fund.


     ADVISORY FEES AND EXPENSE RATIOS
          The maximum annual investment advisory fee for the Portfolio is 0.20% of average daily net assets. The maximum annual investment advisory fee for the Fund is also 0.20% of average daily net assets.

          For its fiscal year ended July 31, 1996, the Portfolio's ratio of expenses to average daily net assets was 0.20% for Institutional Shares and 0.45% for Institutional Service Shares. During this period the Portfolio's investment adviser, Federated Management ("Federated"), voluntarily waived a portion of its management fees and reimbursed the Portfolio for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 0.31% for Institutional Shares of the Portfolio and 0.56% for Institutional Service Shares of the Portfolio. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated at any time in its discretion. If the proposals described in this Prospectus/Proxy Statement are approved by shareholders of the Fund, Federated has undertaken to waive its fee and/or reimburse the Portfolio's total operating expenses in excess of .35% and .60% of average daily net assets of Institutional Shares and Institutional Service Shares, respectively, for a period of two years following completion of the Reorganization, which is equal to the current contractual caps on total Fund operating expenses of Class A Shares and Class B Shares of the Fund.

          For its fiscal year ended January 31, 1996, the Fund's ratio of expenses to average daily net assets was 0.18% for Class A Shares and 0.43% for Class B Shares. During this period the Fund's investment adviser, Lehman Brothers Global Asset Management Inc. (`Lehman''), voluntarily waived a portion of its management fees and reimbursed the Fund for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 0.35% for Class A Shares of the Fund and 0.60% for Class B Shares of the Fund. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Lehman at any time in its discretion. If the proposals described in the Prospectus/Proxy Statement are approved by shareholders of the Fund, Federated has undertaken to waive its fee and/or reimburse the Portfolio's total operating expenses in excess of .35% and .60% of average daily net assets of Institutional Shares and Institutional Service Shares, respectively, for a period of two years following completion of the Reorganization, which is equal to the current contractual caps on total Fund operating expenses of Class A Shares and Class B Shares of the Fund.

     SERVICES PROVIDERS TO THE TRUST AND PORTFOLIO

          Administrative services to the Trust and Portfolio are provided by Federated Administrative Services ("FAS"). FAS is a wholly-owned subsidiary of Federated Services Company which, in turn, is a wholly-owned subsidiary of Federated Investors. For its services to the Portfolio, FAS receives as fee at an annual rate which relates to the average aggregate daily net assets of the Portfolio, determined as follows: 0.15% on the first $250 million in assets; 0.125% of 1% on the next $250 million in assets; 0.10% of 1% on the next $250 million in assets; and 0.075% of 1% on assets in excess of $750 million. The minimum annual administrative fee for the Portfolio is $125,000 plus $30,000 per each additional class of shares.
     For the fiscal year ended July 31, 1996, FAS received administrative fees at the effective rate of 0.08% of the average daily net assets of the Portfolio.
          Federated Services Company ("Federated Services") serves as the Portfolio's transfer agent and dividend disbursing agent. Federated Services also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Portfolio.

          Federated Securities Corp. ("FSC"), a wholly-owned subsidiary of Federated Investors, is the principal distributor of the Trust and Portfolio. Under the distribution agreement, FSC acts as the Trust's agent in connection with the offering of shares of the Portfolio.

        RISKS

          An investment in the Fund and an investment in the Portfolio present substantially similar risks. Neither the Fund nor the Portfolio invests in securities or participates in investment techniques that present significant additional risk as compared to the other. Of course, shares of neither the Fund nor the Portfolio are federally insured by, guaranteed by, or supported by the U.S. government, the Federal Deposit Insurance Corporation, or any other government agency. Although the Fund and the Portfolio both attempt to maintain a stable net asset value of $1.00 per share, there can be no assurance that either will do so.



     COMPARATIVE FEE TABLES

          Set forth in the tables below is information regarding the fees and expenses paid by the separate classes of the Fund and the Portfolio as of July 31, 1996, and pro forma information for the Portfolio assuming that the Reorganization had taken place on July 31, 1996.


                       Tax-Free          Tax-Free
                       Money             Obligations Fund   Pro Forma Combined
                       Market                                         Fund
                       Fund

                        Class  A      Institutional        Institutional
                        Shares        Shares               Shares
     ANNUAL FUND
     OPERATING
     EXPENSES
     (as a percentage
     of average net
     assets)
     Management
     Fees/Advisory           .0       .0       .09%(1)
     Fees (after fee     3%(1)   9%(1)
     waivers)
     12b-1 Fees         None     None          None
     Shareholder
     Services Fee       None     .00%(2)  .00%(2)
     (after waiver)
     Other Expenses
     (after fee
     waivers and/or     .15%     .11%      .11%
     expense
     reimbursements)

     Total Operating
     Expenses (after
     fee waivers        .18%(3)  .20%(4)   .20%(4)
     and/or expense
     reimbursements)


     (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .20%.

     (2)  The maximum shareholder services fee is .25%.

     (3) The total operating expenses would have been .45% absent the voluntary waiver of a portion of the management fee and the reimbursement of certain expenses.

     (4) The total operating expenses would have been .31% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.
      Federated has undertaken to waive its fee and/or reimburse the Portfolio's total operating expenses in excess of .35% of average daily net assets of the Portfolio for a period of two years following completion of the Reorganization, which is equal to the current contractual cap on Class A Shares expenses of the Fund.



                                Tax-Free Money                 Tax-Free
                                     Market Fund          Obligations Fund           Pro
                                                                                     Forma
                                                                                     Combined
                                                                                     Fund

                            Class B  Institutional     Institutional
                            Shares   Service Shares    Service Shares
     ANNUAL FUND OPERATING
     EXPENSES
     (as a percentage of
     average net assets)
     Management
     Fees/Advisory Fees     .03%(1)  .09%(1)           .09%(1)
     (after fee waivers)
     12b-1 Fees             .25%     None              None
     Shareholder Services
     Fee (after waiver)     None     .25%              .25%
     Other Expenses
     (after fee waivers
     and/or expense         .15%     .15%              .15%


Total
     Expenses (after fee
     waivers and/or         .43%(2)  .45%(3)           .45%(3)
     expense
     reimbursements)


     (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is .20%.

     (2) The total operating expenses would have been .70% absent the voluntary waiver of a portion of the management fee and the reimbursement of certain expenses.

     (3) The total operating expenses would have been .56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.
      Federated has undertaken to waive its fee and/or reimburse the Portfolio's total operating expenses in excess of .60% of average daily net assets of the Portfolio for a period of two years following completion of the Reorganization, which is equal to the current contractual cap on Class B Shares expenses of the Fund.

     EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:


                                 1 Year    3 Years     5 Years   10 Years
Treasury Instruments Money
    Market Fund II
     Class A Shares                 $2        $6          $10        $23
     Class B Shares                 $4        $14         $24        $54
Treasury Obligations Fund
     Institutional Shares           $2        $6          $11        $26
     Institutional Service Shares   $5        $14         $25        $57
Pro Forma Combined
     Institutional Shares           $2        $6          $11        $26
     Institutional Service Shares   $5        $14         $25        $57
          As a result of the Reorganization, the expense ratio of the Fund will increase by .02%, although the contractual advisory fee of Federated Management is the same as that of Lehman.

     PURCHASE AND REDEMPTION PROCEDURES

          Procedures for the purchase and redemption of Portfolio shares are similar, but not identical, to procedures applicable to the purchase and redemption of Fund shares. In anticipation that the Reorganization will be consummated, shareholders of the Fund will receive information with respect to the various services provided by the Portfolio, as well as a detailed explanation of the options available to shareholders for effecting purchases and redemptions of Portfolio shares. Any questions about such procedures may be directed to, and assistance in effecting purchases or redemptions of Portfolio shares may be obtained from Federated at 1-800-245-5000.

          Reference is made to the Prospectuses of the Portfolio dated September 30, 1996, and the Prospectuses of the Fund for a complete description of the purchase and redemption procedures applicable to purchases and redemptions of Portfolio and Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the more significant differences between the purchase and redemption procedures of the Portfolio as compared to the Fund.

          The minimum initial investment in the Portfolio is $25,000. The minimum initial investment by an institution in the Lehman Brothers Institutional Funds Group Trust is $1 million, with not less than $25,000 invested in any one of its portfolios, including the Fund. The minimum aggregate initial investment by a high net worth investor in the Lehman Brothers Institutional Funds Group Trust is $5 million. To meet the minimum investment requirements, purchases of shares of the Lehman Brothers Institutional Funds Group Trust may be aggregated over a period of six months.

          The Portfolio's net asset values are calculated at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time) and 4:00 p.m. (Eastern time), on each day on which the Portfolio computes its net asset value. The Fund's net asset values are calculated twice each day on which it computes its net asset value, at 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time). Purchase orders received by either the Portfolio or the Fund by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Purchase orders received by check by either the Portfolio or the Fund begin earning dividends the day after such check is converted into federal funds, which ordinarily occurs one day after receipt by State Street Bank and Trust Company, the Portfolio's custodian (in the case of the Portfolio), or by Boston Safe Deposit and Trust Company, the Fund's custodian (in the case of the Fund).

          Shares of both the Portfolio and the Fund may be redeemed by mail or by telephone. Shares of the Portfolio and the Fund are redeemed at the net asset value per share next determined after receiving the redemption order.

          COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS


          The Portfolio and the Fund have similar investment objectives. The Portfolio seeks to provide current income consistent with stability of principal, while the Fund seeks to provide current income with liquidity and security of principal. Both the Portfolio and the Fund are money market mutual funds.

          Each of the Portfolio and the Fund invests at least 80% of its total assets in obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective political subdivision or financing authorities which pay income that is exempt from federal regular income tax ("Municipal Securities"). Although it has no current intention to do so, the Portfolio, but not the Fund, may invest in securities for which the income may be a tax preference item for federal individual or corporate alternative minimum tax purposes, and may invest in certain taxable obligations during temporary defensive periods.

          The securities in which the Portfolio currently invests are rated in the highest short-term rating category by one or more nationally reorganized statistical rating organizations ("NRSRO") or are of comparable quality to securities having such ratings. Other permissible investments include securities which are rated MIG-2 or VMIG-2 by Moody's Investors Service, Inc. ("Moody's"), SP-2 by Standard & Poor's Ratings Group ("S&P") or FIN-2 by Fitch Investor's Service, Inc. ("Fitch"), tax-exempt commercial paper rated P-2 by Moody's, A-2 by S&P or F-2 by Fitch, and unrated securities of comparable quality. The Portfolio does not currently intend to invest in securities that are not rated in the highest short-term rating category by an NRSRO.

          The Fund may also invest in tax-exempt commercial paper rated at least P-2 by Moody's or A-2 by S&P. For all other securities, the Fund requires that at least two NRSROs assign the highest rating category, unless the security is only rated by one NRSRO or is unrated, in which case the security is determined by the investment adviser to be of comparable quality.

          Each of the Portfolio and the Fund may invest in repurchase agreements, provided that no more than 10% of total assets of each, respectively, is invested in repurchase agreements whose terms exceed seven days. For both the Portfolio and the Fund, borrowings, including reverse repurchase agreements, must not exceed one-third of total assets and may only be used for temporary purposes. The Portfolio and the Fund also impose the additional restriction that no purchases of securities can be made while outstanding borrowings exceed 5% of total assets.

          Lending of portfolio securities is permitted by both the Portfolio and the Fund, provided that they receive collateral equal to at least 100% of the value of securities loaned. Each of the Portfolio and the Fund may invest up to 10% of its assets in illiquid securities, including Rule 144A securities and Section 4(2) obligations.

          Both the Portfolio and the Fund may acquire securities subject to puts and standby commitments ("demand features"). The Fund, however, restricts any amount paid for a standby commitment over and above the price for the security to which it relates, to less than 1/2 of 1% of the value of the Fund's total assets calculated immediately after the acquisition.

          Each of the Portfolio and the Fund is permitted to purchase participation interests from financial institutions, subject to certain requirements. If the participation interest is subject to a demand feature, i.e., the right to demand payment of principal and accrued interest on short notice (usually 7 days), the Portfolio treats the participation interest as maturing on the later of the next interest rate adjustment or the date on which the Portfolio may next tender the security for repurchase. All participation interests purchased by the Fund must contain a demand feature. In addition, the Fund requires all unrated participation interests to be backed by Trustee-approved bank guarantees or letters of credit or to be collateralized by obligations of the U.S. government, its agencies or instrumentalities, and no more than 5% of the total assets of the Fund may be invested in participation interests.

          Variable and floating rate demand notes are also permissible investments for the Portfolio and the Fund. Such instruments are treated as maturing on the later of the date of the next interest rate adjustment or the date on which the Portfolio or the Fund may next make a demand for payment of principal and accrued interest. The Fund only authorizes investment in variable or floating rate demand instruments with maturities of greater than 13 months if demand may be made during intervals not exceeding 13 months upon giving the prescribed notice (which may not exceed 30 days) and if interest rates are adjusted at periodic intervals not exceeding 13 months.

          Specifically authorized by the Portfolio, but not by the Fund, are when-issued and delayed delivery securities, tax and revenue anticipation notes, and bond anticipation notes. Specifically authorized by the Fund, but not by the Portfolio, are tender option bonds, and zero coupon and capital appreciation bonds.
          The Portfolio's investment objective and policies are more fully described in its current Prospectus dated September 30, 1995, a copy of which accompanies this Prospectus/Proxy Statement. The Portfolio's investment objective, as described in its current Prospectus, may not be changed without the approval of the Portfolio's shareholders.

          The investment restrictions and investment policies of the Portfolio and the Fund are similar. The significant differences are as follows. Although neither the Portfolio nor the Fund will knowingly invest more than 10% of its assets in securities that may be illiquid because of the legal or contractual restrictions on resale ("restricted securities") or securities for which there are no readily available market quotations, only the Portfolio requires majority shareholder approval in order to change the limitation relating to restricted securities. Even though the Fund is not required to seek shareholder approval to change its limitation relating to restricted securities, it could not do so at the present time under interpretations of the Securities and Exchange Commission. While both the Portfolio and the Fund may not mortgage, pledge or hypothecate assets, except in connection with borrowing for temporary or emergency purposes and executing reverse repurchase agreements, the Fund provides that no more than one-third of the Fund's assets may be so committed. The Portfolio, by contrast, may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of the total assets of the Portfolio at the time of the pledge.

          In addition to the Portfolio's and the Fund's shared investment limitations, the Fund may not invest in warrants. The Portfolio will not invest in securities of a company for the purpose of exercising control or management. The Portfolio also will not purchase or retain the securities of any issuer if the officers or trustees of the Trust or the Portfolio's investment adviser, owning more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities. Furthermore, the Portfolio will not purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest or sponsor such programs.

          Reference is hereby made to the Portfolio's Statement of Additional Information dated September 30, 1996, and the Fund's Statement of Additional Information dated May 30, 1996, for a complete description of the investment practices and restrictions of the Portfolio and the Fund. Copies of such Statements are available upon request at no charge. See `Information About the Portfolio and the Fund.''

          INFORMATION ABOUT THE REORGANIZATION

     BACKGROUND AND REASONS FOR THE PROPOSED ACQUISITION

          The Reorganization is undertaken as part of a business agreement by and between Federated Investors and Lehman pursuant to which Lehman has entered into a non-compete agreement whereby Lehman will discontinue advising money market funds, subject to certain conditions. Following the transactions, Lehman will assist Federated Investors in providing services to shareholders for which Lehman may receive fees paid by Federated Investors and/or mutual funds in which the shareholders are invested.

          The Fund commenced operations on February 8, 1993, in order to provide institutional and high net worth individuals (through Class A Shares) and institutions purchasing on behalf of individuals (through Class B Shares) with an investment vehicle which provided high current income exempt from federal taxation with liquidity and security of principal. Federated Securities Corp. (`FSC''), the distributor of shares of the Portfolio, has proposed to representatives of the Fund that the Fund consider a sale of all of the Fund's assets to the Trust, acting on behalf of the Portfolio.

          In considering the proposed Reorganization, the Board took into consideration a number of factors, including (1) the comparatively larger size of the Portfolio, (2) the capabilities and resources of Federated, (3) expense ratios and published information regarding the fees and expenses of the Portfolio in relation to similar funds, (4) the comparative investment performance of the Portfolio and the Fund as well as the performance of similar funds, (5) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests, (6) the tax consequences of the Reorganization, (7) the compatibility of the Portfolio's and the Fund's investment objectives, policies, restrictions and portfolios, as well as service features available to shareholders in the respective funds, (8) the commitment of Federated to maintain and enhance its position in the money fund business and (9) the decision by Lehman to seek to discontinue managing money market funds.

          The Board concluded to recommend that the shareholders of the Portfolio vote to approve the Reorganization. This conclusion was based on a number of factors, including the following:

     1. The Reorganization would permit the shareholders of the Fund to pursue substantially the same investment goals in a larger fund. A larger fund should enhance the ability of portfolio managers to effect their portfolio transactions on more favorable terms and give portfolio managers greater investment flexibility and the ability to select a larger number of portfolio securities, with the attendant ability to spread investment risks over a larger number of portfolio issues. In addition, the larger aggregate net assets should enable the Portfolio to obtain the benefits of economies of scale. However, there is no assurance that larger portfolios will result in economies of scale.

     The Reorganization would secure for the shareholders of the Fund the investment advisory services of Federated. Federated manages over 100 mutual funds, including 48 money market funds with assets of $43 billion. It is one of the largest institutional service providers in the United States. Federated has been providing advisory services for over 41 years and has been managing the short-term assets of institutional investors for over 20 years, having created one of the first institutional money market funds in 1976.

     As stated above, the contractual fees for investment advice payable to Federated are the same as those for the Fund. The actual expense ratio for the Portfolio for its most recent fiscal year was .02% higher than that for the Fund for its most recent fiscal year. The differential in expense ratios between the Portfolio and the Fund is due to the differing waivers of fees by the advisers to the Portfolio and the Fund, which waivers were done on a voluntary basis and could have been terminated by the relevant adviser at any time. Federated has undertaken to cap the Portfolio's total operating expense ratio after the Reorganization at .20% which could be changed at any time. Federated has agreed, however, for the two-year period following the Reorganization to cap the Portfolio's expense ratio (other than the Shareholder Services Fee applicable to Institutional Service Shares) at .35%, which is equal to the current contractual cap on Class A expenses of the Fund.

     The seven-day net yields of the Insitutional Shares and Institutional Service Shares of the Portfolio for the seven-day period ended July 31, 1996 were 3.38% and 3.13%, respectively. The seven-day net yields of the Class A Shares and Class B Shares of the Fund for the seven-day period ended July 31, 1996 were 3.47% and 3.22%, respectively Over other periods the performance of the Portfolio and the Fund in relation to each other have varied, in part due to differing expense waivers by Federated and Lehman..


     DESCRIPTION OF THE PLAN OF REORGANIZATION

             The Plan provides that the Trust, on behalf of the Portfolio, will acquire all of the assets and known liabilities of the Fund in exchange for Institutional Shares and Institutional Service Shares of Portfolio to be distributed pro rata by the Fund to the holders of Class A Shares and Class B Shares, respectively, in complete liquidation of the Fund on or about November 15, 1996. Because both the Portfolio and the Fund seek to maintain a constant net asset value of $1.00 per share, it is expected that Fund shareholders will receive the same number of shares in the Portfolio as they held in the Fund immediately prior to the Closing. Shareholders of the Fund will become shareholders of the Portfolio as of 12:00 Noon (Eastern time) on the Closing Date and will begin accruing dividends as of such day. Shareholders of the Fund will earn their last dividend from the Fund on the day preceding the Closing Date, which Closing Date is expected to be November 15, 1996.

          Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to Lehman Brothers Institutional Funds Group Trust, on behalf of the Fund, and the Trust, on behalf of the Portfolio, as described under the caption `Federal Income Tax Consequences'' below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

          Federated is responsible for the payment of all expenses of the Reorganization, whether or not the Reorganization is consummated. Such expenses include, but are not limited to, certain legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

           The foregoing description of the Plan entered into between the Trust, on behalf of the Portfolio, and Lehman Brothers Institutional Funds Group Trust, on behalf of the Fund, is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

     DESCRIPTION OF PORTFOLIO SHARES

          Shares of the Portfolio to be issued to shareholders of the Fund under the Plan will be fully paid and nonassessable when issued and transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Portfolio provided herewith for additional information about Portfolio shares.

     FEDERAL INCOME TAX CONSEQUENCES

          As a condition to the Reorganization transactions, the Trust, on behalf of the Portfolio, and Lehman Brothers Institutional Funds Group Trust, on behalf of the Fund, will receive an opinion from Howard & Howard Attorneys, P.C., to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the `Code''), current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by the Portfolio upon its receipt of the Fund's assets in exchange for Portfolio shares; (3) the holding period and basis for the Fund's assets acquired by the Portfolio will be the same as the holding period and the basis to the Fund immediately prior to the Reorganization; (4) no gain or loss will recognized by the Fund upon transfer of its assets to the Portfolio in exchange for Portfolio shares or upon the distribution of the Portfolio shares to the Fund's shareholders in exchange of their Fund shares; (5) no gain or loss will be recognized by shareholders of the Fund upon exchange of their Fund shares for Portfolio shares; (6) the holding period of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the holding period of Fund shares held immediately prior to the Reorganization, provided the Fund shares were held as capital assets on the date of the Reorganization; and
     (7) the basis of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the basis of Fund shares held immediately prior to the Reorganization.


     COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

          The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 3, 1988, under the laws of the Commonwealth of Massachusetts. Lehman Brothers Institutional Funds Group Trust is also organized as a Massachusetts business trust under a Declaration of Trust dated November 16, 1992. The rights of shareholders of the Trust and of Lehman Brothers Institutional Funds Group Trust are similar, although not identical. Set forth below is a brief summary of the more significant similarities and differences between rights of shareholders of the Fund and the Portfolio.

          Special meetings of both the Fund's and the Portfolio's shareholders may be called for any purpose on the written request of shareholders entitled to cast at least ten percent (10%) of all votes entitled to be cast at the meeting. Special meetings of the Fund's shareholders may also be called at any time by the Chairman of the Board of Trustees, the President, or upon the request of a majority of the Trustees of Lehman Brothers Institutional Funds Group Trust. Special meetings of the Portfolio's shareholders may also be called by the Trustees or the Chief Executive Officer of the Trust. Shareholders of the Portfolio are entitled to at least fifteen days' notice of any meeting.

          The Declaration of Trust of both Lehman Brothers Institutional Funds Group Trust and the Trust provide that shareholders shall have the following voting powers: (i) to vote for the election of Trustees; (ii) to vote with respect to any investment advisory or sub-advisory contract entered into on behalf of any series; (iii) to vote to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought derivatively or as a class action on behalf of the trust, any series, or the shareholders; and (iv) to vote on such additional matters as required by the Declaration of Trust, the By-laws, the registration statement, or the Securities and Exchange Commission.

          Shareholders of the Fund, but not of the Portfolio, are also specifically provided with the following voting rights under the Declaration of Trust: (i) to vote on the termination of Lehman Brothers Institutional Funds Group Trust or any of its series; (ii) to vote on any amendment to the Declaration of Trust that materially affects the rights of shareholders; (iii) to vote with respect to any merger, consolidation, or sale of assets; (iv) to vote with respect to the incorporation of Lehman Brothers Institutional Funds Group Trust; and (v) to vote with respect to the adoption of a plan under Rule 12b-1 of the 1940 Act and related matters.

          Shareholders of the Portfolio, but not of the Fund, are also specifically provided with the power to vote for the removal of Trustees and with respect to amendments or supplements to the Trust's Declaration of Trust.

          Although there are some differences in the enumerated list of shareholder voting powers between the Fund and the Portfolio, the 1940 Act and the Securities and Exchange Commission impose requirements that would eliminate most of the variations in shareholder rights described above.

          Under certain circumstances, shareholders of the Fund or the Portfolio may be held personally liable as partners under Massachusetts law for acts or obligations of Lehman Brothers Institutional Funds Group Trust or the Trust, respectively. To protect shareholders of the Fund and the Portfolio, the Declarations of Trust expressly disclaim the liability of shareholders for acts or obligations of the Fund and the Portfolio. The Declarations of Trust provide that a notice of the disclaimer of liability may be included in each agreement, obligation, or instrument that either Lehman Brothers Institutional Funds Group Trust or the Trust may enter into.

          In the unlikely event that a shareholder of either the Fund or the Portfolio is held personally liable for obligations of the Fund or the Portfolio, the Declarations of Trust provide that property of the Fund or the Portfolio will be used to protect or compensate the shareholder. On request, claims are defended and judgments against shareholders are paid that arise out of any act or obligation of Lehman Brothers Institutional Funds Group Trust or the Trust on behalf of the Fund or the Portfolio, respectively. Therefore, financial loss resulting from liability as a shareholder will occur only if Lehman Brothers Institutional Funds Group Trust or the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund or the Portfolio, respectively.

     CAPITALIZATION

          The following table shows the capitalization of the Portfolio and the Fund as of July 31, 1996, and on a pro forma basis as of that date:



                           Portfolio                       Fund                    Pro Forma Combined

               Institutional      Institutional    Class A        Class B     Institutional     Institutional
               Shares             Service Shares   Shares         Shares      Shares            Service Shares

Net Assets     $1,514,978,944     $406,408,178     $114,690,694   $100        $1,629,669,638    $406,408,278
Price Per
    Share      $1.00              $1.00            $1.00          $1.00       $1.00             $1.00
Shares
  Outstanding  1,514,978,944      406,408,178      114,690,694    100          1,629,669,638     406,408,278



          INFORMATION ABOUT THE PORTFOLIO AND THE FUND


     TAX-FREE OBLIGATIONS FUND, A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

             Information about the Trust and the Portfolio is contained in the Portfolio's current Prospectuses for Institutional Shares and Institutional Service Shares. A copy of either prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Portfolio is included in the Portfolio's Combined Statement of Additional Information dated September 30, 1996, which is incorporated herein by reference. Copies of the Combined Statement of Additional Information, which has been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-800-245-5000 or by writing to the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Trust, on behalf of the Portfolio, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Trust, on behalf of the Portfolio, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington D.C. 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 14th Floor, 75 Park Place, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549.

          This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Portfolio, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Portfolio and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.


     TAX-FREE MONEY MARKET FUND, A PORTFOLIO OF LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST

          Information about the Fund may be found in the Fund's current Prospectuses dated May 30, 1996, and its Statement of Additional Information dated May 30, 1996, which are incorporated herein by reference.
      Financial Statements for the Fund for the year ended January 31, 1996, may be found in the Statement of Additional Information dated October 15, 1996, relating to this Prospectus/Proxy Statement, which has been filed by the Trust with the Securities and Exchange Commission. Copies of the Fund's Prospectuses and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-851-3134 or by writing to the Fund at One Exchange Place, 53 State Street, Boston, Massachusetts 02109-2873. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from Lehman Brothers Institutional Funds Group Trust by calling 1-800-851-3134 or by writing to Lehman Brothers Institutional Funds Group Trust at One Exchange
     Place, 53 State Street, Boston, Massachusetts 02109-2873.   The Fund is
     subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section.


     PROPOSAL 2.    ELECTION OF TRUSTEES

          The Board of Trustees currently consists of six Trustees serving until the election and qualification of their successors. In connection with the proposed business agreement between Federated Investors and Lehman described above, it is proposed that thirteen Trustees be elected to the Board of Lehman Brothers Institutional Funds Group Trust in connection with the change of the investment adviser of certain portfolios to Federated Management. None of the current Trustees will stand for re-election. Three of the nominees are affiliated with Federated Investors as discussed further below. All of the other nominees are Trustees or Directors of other investment companies managed by Federated Management.


     NOMINEES, TRUSTEES AND EXECUTIVE OFFICERS OF THE FUND

          The following is a list of the nominees, Trustees and executive officers of the Fund. Information provided regarding the name, age, current position with the Fund and term of office, if any, principal occupation during the past five years, family relationships and directorships is required by law.



     NOMINEES FOR TRUSTEES


          NAME, AGE AND             RELATION TO FEDERATED INVESTORS
          FAMILY                    OR ANY OF ITS SUBSIDIARIES
     RELATIONSHIPS

     John F. Donahue           Trustee and Chairman of the Board of
     Age 71                    the Trust; Chairman and Trustee,
     Father of J.              Federated Investors, Federated
     Christopher               Advisers, Federated Management;
     Donahue,                  Chairman and Director, Federated
     President of the          Research Corp. and Federated Global
     Trust                     Research Corp.; Chairman, Passport
                               Research Ltd.; Chief Executive
                               Officer and Director, Trustee or
                               Managing General Partner of 74
                               investment companies for which
                               subsidiaries of Federated Investors
                               serve as investment adviser,
                               administrator and/or distributor (the
                               ``Federated Fund Complex').

     Thomas G. Bigley*         Trustee of the Trust; Director, Ober
     Age 61                    Manufacturing Co.; Chairman of the
                               Board, Children's Hospital of
                               Pittsburgh; Director, Trustee, or
                               Managing General Partner of 74
                               investment companies within the
                               Federated Fund Complex; formerly,
                               Senior Partner Ernst & Young LLP.

     John T. Conroy,           Trustee of the Trust; President,
     Jr.*                      Investment Properties Corporation;
     Age 58                    Senior Vice President, John R. Wood
                               and Associates, Inc., Realtors;
                               President, Northgate Village
                               Development Corporation; Partner or
                               Trustee in private real estate
                               ventures in Southwest Florida;
                               Director, Trustee, or Managing
                               General Partner of 74 investment
                               companies within the Federated Fund
                               Complex; formerly, President Naples
                               Property Management, Inc.

     William J.                Trustee of the Trust; Director and
     Copeland*                 member of the Executive Committee,
     Age 77                    Michael Baker, Inc.; Director,
                               Trustee or Managing General Partner
                               of 74 investment companies within the
                               Federated Fund Complex; formerly,
                               Vice Chairman and Director, PNC Bank,
                               N.A., and PNC Bank Corp. and
                               Director, Ryan Homes, Inc.

     J. Christopher            Trustee and President of the Trust,
     Donahue                   President and Trustee, Federated
     Age 46                    Investors, Federated Advisers,
     Son of John F.            Federated Management and Federated
     Donahue,                  Research; President and Director,
     Chairman of the           Federated Research Corp. and
     Trust                     Federated Global Research Corp.;
                               President Passport Research Ltd.;
                               Trustee, Federated Administrative
                               Services, Federated Services Company,
                               and Federated Shareholder Services;
                               President or Executive Vice President
                               of the Funds; Director, Trustee, or
                               Managing General Partner of certain
                               investment companies within the
                               Federated Fund Complex.

     James E. Dowd*            Trustee of the Trust; Attorney-at-
     Age 73                    law; Director, The Emerging Germany,
                               Inc., Director, Trustee, or Managing
                               General Partner of 74 investment
                               companies within the Federated Fund
                               Complex.

     Lawrence D. Ellis,        Trustee of the Trust; Professor of
     M.D.                      Medicine and Member Board of
     Age 62                    Trustees, University of Pittsburgh
                               Medical Center-Downtown; Member,
                               Board of Directors, University of
                               Pittsburgh Medical Center; formerly
                               Hematologist, Oncologist, and
                               Internist, Presbyertain and
                               Montefiore Hospitals; Director,
                               Trustee, or Managing General Partner
                               of 74 investment companies within the
                               Federated Fund Complex.

     Edward L.                 Trustee of the Trust; Attorney-at-
     Flaherty, Jr.*            law; Shareholder, Henny, Kochuba,
     Age 71                    Meyer and Flaherty; Director, Eat `N
                               Park Restaurants, Inc., and Statewide
                               Settlement Agency, Inc.; Director,
                               Trustee, or Managing General Partner
                               of 74 investment companies within the
                               Federated Fund Complex; formerly,
                               Counsel, Horizon Financial, F.A.,
                               Western Region.

     Peter E. Madden*          Trustee of the Trust; Consultant;
     Age 53                    State Representative, Commonwealth of
                               Massachusetts; Director, Trustee, or
                               Managing General Partner of 74
                               investment companies within the
                               Federated Fund Complex; formerly
                               President, State Street Bank and
                               Trust Company and State Street Boston
                               Corporation.

     Gregor F. Meyer*          Trustee of the Trust; Attorney-at-
     Age 68                    law; Shareholder, Henny, Kochuba,
                               Meyer and Flaherty; Chairman,
                               Meritcare, Inc.; Director, Eat `N
                               Park Restaurants, Inc.; Director,
                               Trustee or Managing General Partner
                               of 74 investment companies within the
                               Federated Fund Complex.

     John E. Murray,           Trustee of the Trust; President and
     Jr.*                      Law Professor, Duquesne University;
     Age 62                    Consulting Partner, Mollica, Murray
                               and Hogue; Director, Trustee or
                               Managing General Partner of 74
                               investment companies within the
                               Federated Fund Complex.

     Wesley W. Posvar*         Trustee of the Trust; Professor,
     Age 70                    International Politics and Management
                               Consultant; Trustee, Carnegie
                               Endowment for International Peace,
                               RAND Corporation, Online Computer
                               Library Center, Inc., and U.S. Space
                               Foundation; Chairman, Czecho
                               Management Center; Director, Trustee
                               or Managing General Partner of 74
                               investment companies within the
                               Federated Fund Complex; President
                               Emeritus, University of Pittsburgh,
                               founding Chairman, National Advisory
                               Council for Environmental Policy and
                               Technology and Federal Emergency
                               Management Advisory Board.

     Marjorie P. Smuts*        Trustee of the Trust; Public
     Age 60                    relations/marketing consultant;
                               Conference Coordinator, Non-profit
                               entities; Director, Trustee, or
                               Managing General Partner of 74
                               investment companies within the
                               Federated Fund Complex.

     ----------
     * Independent
     Trustee




          The foregoing individuals are being nominated as trustees in connection with the transaction between Federated Investors and Lehman referred to under Proposal 1 whereby Federated Management would assume the role of the investment adviser of certain other portfolios of Lehman Brothers Institutional Funds Group Trust. If Federated Management becomes the investment adviser to such portfolios, the Trustees believe that appointing representatives from other areas within the Federated Investors' organization would help the transition run smoothly. Furthermore, the Trustees consider the addition of personnel of Federated Investors to be a means of facilitating day-to-day management of the Lehman Brothers Institutional Funds Group Trust.

          Federated Management has been recommended to assume the role of investment adviser with respect to three portfolios of Lehman Brothers Institutional Funds Group Trust, the Prime Money Market Fund, the Prime Value Money Market Fund and the Municipal Money Market Fund. Also pursuant to that agreement, the assets of two other portfolios of Lehman Brothers Institutional Funds Group Trust, the Government Obligations Money Market Fund, Treasury Instruments Money Market Fund II and the Fund, are proposed to be reorganized into Federated Investors portfolios which are part of its Money Market Obligations Trust. A third part of the transaction involves the transfer of assets from Lehman Brothers' retail money market funds to funds of Federated Investors with similar objectives through a negative consent process.

          Because the Reorganization is part of a business agreement between Lehman and Federated Investors that includes the election of new Trustees of Lehman Brothers Institutional Funds Group Trust, and because all shareholders of the Trust, including those of the Fund, are entitled to elect Trustees of Lehman Brothers Institutional Funds Group Trust, shareholders of the Fund are asked to vote for the election of the nominees for Trustee of Lehman Brothers Institutional Funds Group Trust even though the consummation of the Reorganization would result in the Fund's shareholders receiving shares of the Portfolio and becoming shareholders of another entity.

             Some of the nominees for election as Trustees are executive officers of and employed by Federated Investors. To the extent that employees of Federated will benefit from the entire transaction with Lehman, the nominees may be deemed to have an indirect material interest in such arrangement. Similarly, Mr. Gordon, Trustee, and Messrs. Winters and Rabiecki, Executive Officers, are employees of Lehman Brothers and Lehman, respectively, and as such may be deemed to have an indirect material interest in the transaction.

     TRUSTEES NOT STANDING FOR ELECTION

                           POSITIONS                RELATION TO
          NAME AND         WITH                FEDERATED
     AGE                   REGISTRANT          INVESTORS
                           AND                      OR ANY OF
                                BUSINES        ITS SUBSIDIARIES
                           S EXPERIENCE
     Andrew Gordon,        Chairman of              None
     42                    the Board,
                           Trustee and
                           President of
                           Lehman
                           Brothers
                           Institutiona
                           l Funds
                           Group Trust;
                           Managing
                           Director,Leh
                           man Brothers

     Charles               Trustee*,                None
     Barber,* 79           Lehman
                           Brothers
                           Institutiona
                           l Funds
                           Group Trust;
                           former
                           Chairman of
                           the Board,
                           ASARCO, Inc.
     Burt N.               Trustee*,                None
     Dorsett,* 65          Lehman
                           Brothers
                           Institutiona
                           l Funds
                           Group Trust;
                           Managing
                           Partner,
                           Dorsett
                           McCabe
                           Capital
                           Management,
                           Inc., an
                           investment
                           counseling
                           firm;
                           Director,
                           Research
                           Corporation
                           Technologies
                           , a non-
                           profit
                           patent-
                           clearing and
                           licensing
                           operation;
                           formerly
                           President,
                           Westinghouse
                           Pension
                           Investments
                           Corporation;
                           formerly
                           Executive
                           Vice
                           President
                           and Trustee,
                           College
                           Retirement
                           Equities
                           Fund, Inc.,
                           a variable
                           annuity
                           fund; and
                           formerly
                           Investment
                           Officer,
                           University
                           of Rochester
     Edward J.             Trustee*,                None
     Kaier,* 50            Lehman
                           Brothers
                           Institutiona
                           l Funds
                           Group Trust;
                           Partner with
                           the law firm
                           of Hepburn,
                           Willcox,
                           Hamilton &
                           Putnam
     S. Donald             Trustee*,                None
     Wiley,* 69            Lehman
                           Brothers
                           Institutiona
                           l Funds
                           Group Trust;
                           Vice
                           Chairman and
                           Trustee,
                           H.J. Heinz
                           Company
                           Foundation
     * Independent Trustee

             None of the nominees and none of the current Trustees, except Mr. Gordon, have any material direct or indirect interest in the Fund's current principal underwriter or administrator. Except as described above, none of the nominees has any material direct or indirect interest in the investment adviser or any person controlling, controlled by, or under common control with the investment adviser.

          During the fiscal year ended January 31, 1996, the Trust's Board met four times. All Trustees attended at least 75 percent of the meetings.

          The Trust has a standing Audit Committee which consists of Messrs. Barber, Dorsett, Kaier and Wiley, all of whom are Independent Trustees. The function of the Audit Committee is to meet annually with the Trust's independent auditors to review the financial statements of the Trust's portfolios. The Audit Committee met one time during the fiscal year ended January 31, 1996.

          The Trust also has a Nominating Committee consisting of Messrs. Barber, Dorsett, Kaier and Wiley. Its function is to nominate independent trustees to fill vacancies that occur on the Board of Trustees of Lehman Brothers Institutional Funds Group Trust. The Committee did not meet during the fiscal year ended January 31, 1996.


     EXECUTIVE OFFICERS

                           POSITIONS                           RELATION TO
 NAME AND AGE              WITH                                 FEDERATED
                           REGISTRANT                           INVESTORS
                           AND                                  OR ANY OF
                           BUSINESS                          ITS SUBSIDIARIES
                           EXPERIENCE
John M. Winters            Vice  President                        None
46                         and Investment Officer,
                           Lehman Brothers
                           Institutional Funds
                           Group Trust; Investment
                           Officer, Senior Vice
                           President and Senior
                           Money Market Portfolio
                           Manager, Lehman
                           Brothers Global Asset
                           Management, Inc.;
                           formerly Product
                           Manager with Lehman
                           Brothers Capital
                           Markets Group

Nicholas Rabiecki III      Vice President                       None
                           and  Investment
                           Officer,  Lehman
                           Brothers Institutional Funds
                           Group Trust; Vice
                           President and Senior
                           Portfolio Manager,
                           Lehman Brothers
                           Global Asset Management,
                           Inc.; formerly Senior
                           Fixed-Income Portfolio
                           Manager with Chase
                           Private Banking

Michael C. Kardok          Treasurer, Lehman Brothers
36                         Institutional Funds
                           Group Trust; Vice
                           President, First Data
                           Investor Services
                           Group, Inc.; prior to May
                           1994, Vice President,
                           The Boston Company
                           Advisors, Inc.

Patricia L. Bickimer       Secretary,                           None
42                         Lehman
                           Brothers
                           Institutional Funds
                           Group Trust; Vice President
                           and Associate General
                           Counsel, First Data
                           Investor  Services
                           Group, Inc.; prior to May
                           1994, Vice President
                           and Associate General Counsel, The
                           Boston Company Advisors, Inc.

          None of the executive officers was selected as such pursuant to any agreements nor has any executive officer entered into an employment contract or other compensatory agreement with the Fund.

          The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

          The following table describes the compensation paid during the fiscal year ending January 31, 1996, to each member of the Board of Trustees of the Trust.

     COMPENSATION TABLE

          The following table presents, for the fiscal year ended January 31, 1996, the compensation paid to, or accrued for, each of the Trust's Trustees. None of the Fund's most highly compensated executive officers had aggregate compensation of over $60,000 during this period.


     COMPENSATION TABLE



                                                                  Total
                                                                  Compensation
                                    Pension or                    from Fund
                                    Retirement      Estimated     and Fund
                                    Benefits        Annual        Complex
                    Aggregate       Accrued         Benefits      (10 Funds)
                   Compensation     as part of      Upon          Paid to
Name and Position    From Fund      Fund Expenses   Retirement    Directors

Andrew Gordon
Trustee,
Chairman of the       $0            $0               N/A           $0
Board and President

Charles Barber
Trustee               $25,000       $0           N/A           $25,000

Burt N. Dorsett
Trustee               $25,000       $0           N/A           $52,500

Edward J. Kaier
Trustee               $25,000       $0           N/A           $25,000

S. Donald Wiley
Trustee               $25,000       $0           N/A           $25,000



          The Fund does not have any compensation plans, including pension or retirement plans or any other defined benefit or actuarial plan in place.
          Trustees who are "interested persons" receive no compensation from the Fund for service as Trustees. Independent Trustees receive $20,000 in retainer fees per year, plus $1,250 per regular or special Board meeting attended. Trustees are also reimbursed for travel and out-of-pocket expenses.


          VOTING INFORMATION

          This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Fund of proxies for use at the Special Meeting of Shareholders (the "Meeting") to be held on November 13, 1996 and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned, and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Fund an instrument revoking the proxy, or by submitting a proxy bearing a later date, or by attending and voting at the Meeting.

          The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Fund and Lehman at no additional costs to the Fund. Such solicitations may be by telephone, telegraph, or otherwise. Federated will reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

     OUTSTANDING SHARES AND VOTING REQUIREMENTS

          The Board of Trustees of the Fund has fixed the close of business on October 11, 1996, as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting of Shareholders and any adjournment thereof. As of the record, date, there were 134,629,398 shares of the Fund outstanding, constituting 123,924,345 Class A Shares and 10,704,842 Class B Shares. Each Fund share is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Bank of Boston owned approximately 16,924,341 (13.6%) shares, Daniel R. Lee owned approximately 31,586,866 (25.4%) shares, Trulin & Co owned approximately 18,806,918 (15.1%) shares, The Park Associates, Inc. owned approximately 19,522,509 (15.7%) shares, and Paychex Pooled Cash owned approximately 20,000,500 (16.1%) shares. On the record date, Hare & Co. owned approximately 10,704,742 (99.9%) of the Class B Shares of the Fund. On such date, no other person owned of record, or to the knowledge of Lehman, beneficially owned, 5% or more of the Fund's outstanding shares. On the record date, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

          On the record date, the following shareholders of record owned 5% or more of the Portfolio's outstanding Institutional Shares: First Union National Bank owned approximately 230,907,569 (14.9%) shares, Var & Co owned approximately 223,612,301 (14.43%) shares, Wachovia Bank of North Carolina owned approximately 138,845,387 (8.96%) shares, and Maril & Co owned approximately 92,731,274 (5.98%) shares. On the record date, the following shareholders of record owned 5% or more of the Porfolio's outstanding Institutional Service Shares: Naidot & Co. owned approximately 74,940,300 (17.14%) shares, HAMAC owned approximately 39,420,284 (9.02%)
     shares, F M Co owned approximately 38,108,112 (8.72%) shares, First Union National Bank owned approximately 27,913,212 (6.38%) shares, and Saxon & Co owned approximately 23,359,138 (5.34%) shares. On the record date, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Portfolio.

          The votes of shareholders of the Portfolio are not being solicited since their approval is not required in order to effect the Reorganization.

          Approval of Proposal 1, relating to the Reorganization, requires the affirmative vote of a majority of the Fund's outstanding shares. Approval of Proposal 2, relating to the election of Trustees, requires the affirmative vote of a majority of the outstanding shares of Lehman Brothers Institutional Funds Group Trust and is conditioned upon shareholder approval of Proposal 1. In determining whether the required vote is obtained, shares of the Fund are voted in the aggregate, without regard to the designated class of shares of the Fund, with regard to Proposal 1, and shares of Lehman Brothers Institutional Funds Group Trust are voted in the aggregate, without regard to the designated series or class of any shares, with regard to Proposal 2. As used herein, the term "majority of the Fund's outstanding shares" means the lesser of: (a) 67% of the shares of the Fund or Lehman Brothers Institutional Funds Group Trust, as the case may be, present at the Special Meeting if the holders of more than 50% of the outstanding shares of the Fund, or Lehman Brothers Institutional Funds Group Trust, as the case may be, are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund, or Lehman Brothers Institutional Funds Group Trust, as the case may be.

          In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. On each proposal, broker non-votes will be considered to be abstentions on the vote regarding each proposal.


     NO DISSENTER'S RIGHT OF APPRAISAL

          Shareholders of the Fund objecting to the Reorganization have no appraisal rights under the Fund's Declaration of Trust or under the laws of the Commonwealth of Massachusetts. Shareholders have the right, however, to redeem their Fund shares at net asset value until the Closing Date, and thereafter shareholders may redeem Portfolio shares acquired by them in the Reorganization at net asset value.


     QUORUM

          In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting, but sufficient votes to approve the Plan and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of shares that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the Meeting.
      Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.


     OTHER MATTERS

          Management of the Fund knows of no other matters that may properly be, or which are likely to be, brought before the meeting. However, if any other business shall properly come before the meeting the persons named in the proxy intend to vote thereon in accordance with their best judgment.

          So far as management is presently informed, there is no litigation pending or threatened against the Trust.

          Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.


          AGREEMENT AND PLAN OF REORGANIZATION                Exhibit A


             AGREEMENT AND PLAN OF REORGANIZATION dated as of September 6, 1996 (the `Agreement''), by and between MONEY MARKET OBLIGATIONS TRUST, a Massachusetts business trust, on behalf of its portfolio, Tax-Free Obligations Fund (hereinafter called the `Acquiring Fund''), FEDERATED MANAGEMENT, a Delaware business trust (`Federated''), LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST, a Massachusetts business trust, on behalf of its portfolio, Tax-Free Money Market Fund (hereinafter called the `Acquired Fund'') and LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT, INC., a corporation (`Lehman'').

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the `Code''). The reorganization (the ``Reorganization'') will consist of the transfer of all of the assets and known liabilities of the Acquired Fund in exchange solely for Institutional Shares and Institutional Service Shares of beneficial interest of the Acquiring Fund (collectively, the `Acquiring Fund Shares') and the distribution, after the Closing Date as hereinafter defined, of Institutional Shares and Institutional Service Shares of the Acquiring Fund to the shareholders of the Class A Shares and Class B Shares, respectively, of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

          WHEREAS, the Acquired Fund and the Acquiring Fund are registered open-end, diversified, management investment companies and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares and the Acquired Fund is authorized to issue its shares of beneficial interest;

          WHEREAS, Federated, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquiring Fund;

          WHEREAS, Lehman, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquired Fund;

          WHEREAS, the Board of Trustees, including a majority of the Trustees who are not `interested persons'' as defined under the Investment Company Act of 1940, as amended (the `1940 Act'') of the Acquiring Fund has determined that the exchange of all of the assets and known liabilities of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

          WHEREAS, the Board of Trustees, including a majority of the Trustees who are not `interested persons'' (as defined under the 1940 Act) of the Acquired Fund has determined that the exchange of all of the assets [and known liabilities] of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders, that the interests of the shareholders of the Acquired Fund would not be diluted as a result of this transaction and determined that subsequent to the consummation of the transaction contemplated by this Agreement, the Acquired Fund will cease operations;

          NOW THEREFORE, for and in consideration of the mutual covenants and agreements hereinafter set forth, the parties agree as follows:



          1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.


               1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer, and convey to the Acquiring Fund all of the assets and known liabilities of the Acquired Fund at the time of the Closing (defined below), including without limitation all securities and cash, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, representing Institutional Shares and Institutional Service Shares, determined as set forth in paragraph 2.3 of this Agreement.
      Such transactions shall take place at the closing (the `Closing'') on the closing date (the `Closing Date''), as provided in paragraph 3.1 of this Agreement. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the stock record books of the Acquiring Fund's transfer agent and shall deliver a confirmation thereof to the Acquired Fund.

               1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

               1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter referred to as `State Street'), Boston, Massachusetts, the Acquiring Fund's custodian (the `Custodian''), for the account of the Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by the Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of Custodian for the Acquiring Fund.

               1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights, or other assets received by the Acquired Fund after the Closing Date as distributions on, or with respect to, the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.


               1.5 As soon after the Closing Date as is practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer (by the Acquiring Fund or its transfer agent) of the Acquiring Fund Shares into an account for each shareholder on the books of the Acquiring Fund's transfer agent in the name of each Acquired Fund Shareholder and representing the pro rata number of the Acquiring Fund Shares due each Acquired Fund Shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will issue certificates representing the Acquiring Fund Shares in connection with such exchange only for, and upon receipt of, certificated shares of the Acquired Fund.

               1.6 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

               1.7 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates with respect to dissolution and deregistration of the Acquired Fund with federal and blue sky authorities.

     2.   VALUATION.


               2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the amortized cost value of such assets computed as of the close of business on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.


               2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.


               2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) of the Institutional Shares and the Institutional Service Shares classes in exchange for the Acquired Fund's assets shall be determined by dividing the value of the assets attributable to Class A Shares and Class B Shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph
     2.2. Institutional Shares of the Acquiring Fund shall be issued for Class A Shares of the Acquired Fund and Institutional Service Shares of the Acquiring Fund shall be issued for Class B Shares of the Acquired Fund.

               2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

     3.   CLOSING AND CLOSING DATE.


               3.1 Closing Date shall be November 8, 1996, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at the close of business at the offices of the Acquired Fund, One Exchange Place, 53 State Street, Boston, Massachusetts 02109, or such other time and/or place as the parties may mutually agree.

               3.2 If on the Valuation Date: (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.


               3.3 The Acquired Fund shall instruct First Data Investor Services Group, Inc., as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding Class A Shares and Class B Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Institutional Shares and the Institutional Services Shares of the Acquiring Fund to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Institutional Shares and the Institutional Service Shares of the Acquiring Fund have been credited to the respective accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     4.   REPRESENTATIONS AND WARRANTIES.

               4.1 Each of the Acquired Fund and Lehman represents and warrants to the Acquiring Fund as follows:

                    (a) The Acquired Fund is a portfolio of a business trust organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted.

                    (b) The Acquired Fund is registered under the 1940 Act, as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                    (c) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

                    (d) The Acquired Fund has no contracts or other commitments outstanding which will result in liability to it after the Closing Date not reflected on the Acquired Fund's balance sheet other than liabilities in the ordinary course of business or otherwise disclosed to Federated and the Acquiring Fund.

                    (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Neither Lehman nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                    (f) The Statement of Assets and Liabilities of the Acquired Fund at January 31, 1996, has been audited by Ernst & Young, LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund, known to the Acquired Fund or to Lehman, contingent or otherwise, as of such date not disclosed therein.

                    (g) The unaudited Statement of Assets and Liabilities of the Acquired Fund at July 31, 1996, has been prepared in accordance with generally accepted accounting principles, consistently applied, and on a basis consistent with the Statement of Assets and Liabilities of the Acquired Fund at January 31, 1996, which has been audited by Ernst & Young, LLP, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund known to the Acquired Fund or to Lehman, contingent or otherwise, as of such date not disclosed therein.

                    (h) Since January 31, 1996, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of any indebtedness for borrowed money, except as otherwise disclosed to Federated and the Acquiring Fund

                    (i) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquired Fund's knowledge all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns
                    (j) For each fiscal year (or part thereof) of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company

                    (k) All issued and outstanding shares of each class of the Acquired Fund are, and, at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of each class of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3 of this Agreement. The Acquired Fund does not have outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into Acquired Fund shares

                    (l) On the Closing Date, all issued and outstanding shares of the Acquired Fund will have been duly registered under the Securities Act of 1933, as amended (the "1933 Act"), and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquired Fund has offered or sold its shares

                    (m) On the Closing Date, the Acquired Fund will have full right, power, and authority to sell, assign, transfer, and deliver the assets to be transferred by it hereunder

                    (n) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law

                    (o) On the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquired Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                    (p) The Acquired Fund will have provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement

          4.2 Each of Federated and the Acquiring Fund represents and warrants to the Acquired Fund as follows:

                    (a) The Acquiring Fund is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement.
                    (b) The Acquiring Fund is registered under the 1940 Act as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                    (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulation of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                    (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets.

                    (e) The Acquiring Fund has no material contracts or other commitments outstanding which will result in liability to it after the Closing Date not reflected in the Acquiring Fund's balance sheet dated as of July 31, 1996, other than liabilities in the ordinary course of business or otherwise disclosed to Lehman and the Acquired Fund.

                    (f) The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement will not result in violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
                    (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets which, if adversely determined, would affect the Acquiring Fund's financial condition or the conduct of its business. Neither Federated nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which affects its business or its ability to consummate the transactions contemplated herein.

                    (h) The Statement of Assets and Liabilities of the Acquiring Fund at July 31, 1996, has been audited by Arthur Andersen, LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquired Fund) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no liabilities of the Acquiring Fund, contingent or otherwise, as of such date not disclosed therein.

                    (i) Since July 31, 1996, there has not been any adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness for borrowed money.

                    (j) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                    (k) For each fiscal year (or part thereof) of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                    (l) All issued and outstanding shares of each class of the Acquiring Fund are, and including the Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant hereto, at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.
     The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                    (m) All issued and outstanding shares of each class of the Acquiring Fund are, and, including the Acquiring Fund Shares issues to the Acquired Fund Shareholders pursuant hereto, at the Closing Date will be, duly registered under the 1933 Act and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquiring Fund has offered or sold its shares.

                    (n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board of Trustees, and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                    (o) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquiring
     Fund) will not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                    (p) The Acquiring Fund has entered into an agreement under which Federated will assume the expenses of the Reorganization, including legal fees of the Acquiring Fund, registration fees, transfer tax (if any), the fees of banks and transfer agents, and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Acquired Fund's shareholders.



     5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

               5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

               5.2 The Acquired Fund will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary and appropriate to obtain approval of the transactions contemplated herein.

               5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

               5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Fund's President or its Treasurer.

               5.5 The Acquiring Fund shall have filed with the SEC a Registration Statement on Form N-14 complying in all material respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, and applicable rules and regulations thereunder, relating to a meeting of the shareholders of the Acquired Fund to be called to consider and act upon the transactions contemplated herein, and such Registration Statement shall have been declared effective by the SEC. The Acquired Fund agrees to provide the Acquiring Fund with information relating to the Acquired Fund required under such Acts, rules and regulations for inclusion in the Registration Statement on Form N-14.

               5.6 For a period of two years after the Closing Date, Federated and the Acquiring Fund agree to waive fees and/or reimburse expenses in order to maintain actual expense ratios of the Institutional Shares Class and Institutional Service Shares Class as follows:

               CLASS                              ACTUAL EXPENSE RATIO

          Institutional Shares Class                        .35%
          Institutional Service Shares Class                .60%

               5.7 The Acquiring Fund agrees to use all best efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
               6.1 All representations and warranties of Lehman and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

               6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and known liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or the Assistant Treasurer of the Acquired Fund.

               6.3 The Acquired Fund and Lehman shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund and Lehman made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

          The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

               7.1 All representations and warranties of the Acquiring Fund and Federated contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

               7.2 The Acquiring Fund and Federated shall have delivered to the Acquired Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund and Federated made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

               8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of beneficial interest of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and the Acquired Fund's Declaration of Trust and By-Laws.

               8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

               8.3 All consents of parties hereto and all other consents, orders, permits, and exemptions of federal, state, and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

               8.4  Reserved.

               8.5 The Form N-14 shall have become effective under the 1933 Act by the SEC and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

               8.6 The Acquiring Fund and the Acquired Fund shall have received an opinion of Howard & Howard Attorneys, P.C., substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:

                    (a) The transfer of all or substantially all of the Acquired Fund assets in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code;
     (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund; (d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares; (e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided the Acquired Fund Shares were held as capital assets on the date of the Reorganization).

               8.7 The Acquired Fund and Lehman shall have received the opinion of counsel to the Acquiring Fund, dated as of the date of the Closing, addressed to and in form and substance satisfactory to the Acquired Fund and Lehman to the effect that: (i) the Acquiring Fund is a business trust duly organized and existing under the laws of the Commonwealth of Massachusetts, has the power to own all its properties and assets and to carry on its business as a registered investment company, and each of its Portfolios is a validly existing series of shares of such business trust;
     (ii) the Acquiring Fund is an open-end investment company of the management type registered under the Investment Company Act of 1940; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Fund and this Agreement has been duly executed and delivered by the Acquiring Fund and is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as affected by bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other similar laws relating to or affecting creditors' rights generally, general equitable principles (whether considered in a proceeding in equity or at law) and an implied covenant of good faith and fair dealing; (iv) the Registration Statement on Form N-14 has been declared effective under the Securities Act of 1933 and to such counsel's knowledge after reasonable investigation no stop order has been issued or threatened suspending its effectiveness and no order pursuant to Section 8(e) of the 1940 Act has been issued; (v) to such counsel's knowledge, no consent, approval, order or other authorization of any federal or Massachusetts state court or administrative or regulatory agency is required for the Acquiring Fund to enter into this Agreement or carry out its term that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Fund;
     (vi) to such counsel's knowledge, the Acquiring Fund is not in breach or violation of any material contract to which it is a party, which breach or violation would (a) affect the ability of the Acquiring Fund to enter into this Agreement or consummate the transactions contemplated hereby, including the Reorganization, or (b) have a material adverse effect on the business or financial condition of the Acquiring Fund; (vii) to such counsel's knowledge, no federal or Massachusetts state administrative or regulatory proceeding is pending or threatened against the Acquiring Fund which would (a) affect the ability the Acquiring Fund to enter into this Agreement or consummate the transactions contemplated hereby, including the Reorganization; or (b) have a material adverse effect on the business or financial condition of the Acquiring Fund; and (viii) the Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable and no Acquiring Fund Shareholder has any preemptive rights to subscription or purchase in respect thereof; (ix) the Registration Statement on Form N-14 (except as to financial data contained therein as to which no opinion is given) complies as to form in all material respects with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act and the rules and regulations thereunder; (x) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or property, pending, threatened or otherwise existing on or before the effective date of the Registration Statement on Form N-14 or the Closing Date, which are required to be described in such Registration Statement or to be filed as exhibits thereto which are not described and filed as required; (xi) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not result in a violation of the Acquiring Fund's Declaration of Trust or By-laws or in violation of any material agreement to which the Acquiring Fund is a party or by which it or its property is bound.

     9.   TERMINATION OF AGREEMENT.

               9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, at any time prior to the Closing Date without liability on the part of either party hereto, if circumstances should develop that, in the opinion of the Board of Directors or Trustees, as the case may be, of either party hereto, determines that proceeding with the Agreement is not in the best interests of that party's shareholders.

               9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto (other than the agreement of Federated to assume the expenses of the Reorganization) or the trustees, directors, officers or shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.

     10.  WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions (other than that set forth in Section 8.6) may be waived by the Board of Trustees of the Acquiring Fund or the Board of Trustees of the Acquired Fund if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.

     11.  AMENDMENT.

          This Agreement and Plan of Reorganization may be amended at any time by the mutual agreement of the Acquired Fund and the Acquiring Fund, authorized by their respective Boards of Trustees and notwithstanding approval thereof by the Acquired Fund Shareholders; provided, that if so approved by the Acquired Fund Shareholders, no amendment shall be made which substantially changes the terms hereof.

     12.  NO BROKER'S OR FINDER'S FEE.

          The Acquired Fund and the Acquiring Fund each represents that there is no person with whom it has dealt who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement and Plan of Reorganization.

     13.  MISCELLANEOUS.

               13.1 The representations and warranties included or provided for herein shall not survive consummation of the transactions contemplated hereby

               13.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty, or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

               13.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to such jurisdiction's conflicts of laws principles.

               13.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

               13.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.
      Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

               13.6 The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of the Acquiring Fund and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the Trustees, officers, employees, or agents of the Acquiring Fund or any of them.



          13.7 The Acquiring Fund is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of the Acquired Fund and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the Trustees, officers, employees, or agents of the Acquired Fund or any of them.

               13.8 If the transactions contemplated by this Agreement and Plan of Reorganization have not been completed by January 31, 1997, the Agreement shall automatically terminate on that date unless a later date is agreed to in writing by the parties hereto.


             IN WITNESS WHEREOF, each of the Acquired Fund, Lehman, the Acquiring Fund, and Federated have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


     Attest






     Chris Ritch
          Assistant Secretary





     Attest:




     Chris Ritch
          Assistant Secretary




     Attest:





     J. Crilley Kelly
          Assistant Secretary

     Attest:



     Stephen A. Keen
          Secretary



          Acquired Fund:

     LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST, ON BEHALF OF ITS PORTFOLIO, GOVERNMENT OBLIGATIONS MONEY MARKET FUND

     By:  /s/ Andrew D.Gordon
     Name:  Andrew D. Gordon

     Title:  President


     Lehman:

     LEHMAN BROTHERS GLOBAL ASSET MANAGEMENT INC.

     By:  /s/ Andrew D.Gordon

     Name:  Andrew D. Gordon

     Title:  President

     Acquiring Fund:

     MONEY MARKET OBLIGATIONS TRUST ON BEHALF OF ITS PORTFOLIO, GOVERNMENT OBLIGATIONS FUND

     By:  /s/Richard B. Fisher
             Vice President
     Federated:

     FEDERATED MANAGEMENT

     By:  /s/William D. Dawson, III

     Name:  William D. Dawson, III

     Title:  Executive Vice President




























     I:\b358\rcr\federated\agreement.reo





          STATEMENT OF ADDITIONAL INFORMATION{PRIVATE }

             October 15, 1996

                    Acquisition of the assets of TAX-FREE OBLIGATIONS MONEY MARKET FUND, a portfolio of Lehman Brothers Institutional Funds Group Trust
                    53 State Street
                    Boston, Massachusetts 02109-2873
                    Telephone No:  1-800-851-3134

                    By and in exchange for shares of
                    TAX-FREE OBLIGATIONS FUND, a portfolio of Money Market Obligations Trust
                    Federated Investors Tower
                    Pittsburgh, Pennsylvania 15222-3779
                    Telephone No. 1-800-245-5000

        This Statement of Additional Information dated October 15, 1996 is not a prospectus. A Prospectus/Proxy Statement dated October 15, 1996, related to the above-referenced matter may be obtained from Money Market Obligations Trust, on behalf of its portfolio, Tax-Free Obligations Fund, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


          TABLE OF CONTENTS

     Statement of Additional Information of Tax-Free Obligations Fund, a portfolio of Money Market Obligations Trust, dated September 30, 1995.

        Statement of Additional Information of Tax-Free Money Market Fund, a portfolio of Lehman Brothers Institutional Funds Group Trust, dated May 30, 1996.

     Financial Statements of Tax-Free Obligations Fund, a portfolio of Money Market Obligations Trust, dated July 31, 1996.

     Financial Statements of Tax-Free Money Market Fund, a portfolio of Lehman Brothers Institutional Funds Group Trust, dated January 31, 1996.

     Unaudited Financial Statements of Tax-Free Money Market Fund, a portfolio of Lehman Brothers Institutional Funds Group Trust, dated July 31, 1996.
        The Statement of Additional Information of Tax-Free Obligations Fund (the "Portfolio"), a portfolio of Money Market Obligations Trust (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A (File No. 33-31602) which was filed with the Securities and Exchange Commission on or about
     September 23, 1996.

     The Statement of Additional Information of Tax-Free Money Market Fund (the "Fund"), a portfolio of Lehman Brothers Institutional Funds Group Trust, is incorporated by reference to Lehman Brothers Institutional Funds Group Trust's Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A (File No. 33-55034) which was filed with the Securities and Exchange Commission on or about March 29, 1996. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-245-5000.

     The audited financial statements of the Portfolio dated July 31, 1996, are incorporated by reference to the Annual Report to Shareholders of the Portfolio which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 29, 1996.

     The audited financial statements of the Fund dated January 31, 1996, are incorporated by reference to the Annual Report to Shareholders of the Fund which was filed with the Securities and Exchange Commission pursuant to
     Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 27, 1996.
     The unaudited financial statements of the Fund dated July 31, 1996, are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 2, 1996.

     Pro forma financial statements have not been prepared because, as of September 9, 1996, the net asset value of the Fund did not exceed ten percent of the net asset value of the Registrant's Portfolio.






     IF YOU WISH TO RETURN YOUR BALLOT BY FAX, PLEASE SEND TO:
     PROXY ADVANTAGE
     FAX NUMBER:  (617) 573-1985
     ATTN:  PETER DALY

          FIRST DATA INVESTOR
          SERVICES GROUP, INC.
          ONE EXCHANGE PLACE
          53 STATE STREET
          BOSTON, MASSACHUSETTS 02109
          TAX-FREE MONEY MARKET FUND
          SPECIAL MEETING OF SHAREHOLDERS
          NOVEMBER 13, 1996
     KNOW ALL PERSONS BY THESE PRESENTS that the undersigned Shareholder of the above referenced fund, a portfolio of Lehman Brothers Institutional Funds Group Trust, hereby appoints Andy Gordon and Jennifer Marre or any of them, true and lawful attorneys, with power of substitution of each, to vote all shares of the above-referenced fund, a portfolio of Lehman Brothers Institutional Funds Group Trust, which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on November 13, 1996, at Lehman Brothers, 3 World Financial Center-26th Floor, New York, New York 10285 at 11:20 a.m., and at any adjournment thereof.

     Discretionary authority is hereby conferred as to all other manners as may properly come before the Special Meeting.



     THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE ATTORNEYS NAMED WILL VOTE THE SHARES REPRESENTED BY THIS PROXY IN ACCORDANCE WITH THE CHOICE MADE ON THIS BALLOT. IF THIS PROXY IS RETURNED AND NO CHOICE IS INDICATED AS TO ANY MATTER, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE MATTER PRESENTED.

     PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

          TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS X     KEEP
     THIS PORTION FOR YOUR RECORDS
     FOR THE TREASURY INSTRUMENTS MONEY MARKET FUND II, TAX-FREE MONEY MARKET FUND,
     AND GOVERNMENT OBLIGATIONS MONEY MARKET FUND DETACH AND RETURN THIS PORTION ONLY

                 VOTE ON PROPOSAL
APPROVEDISAPPROVEABSTAIN
"  "   "
            1.   APPROVAL OF A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION
                 BETWEEN LEHMAN BROTHERS INSTITUTIONAL FUNDS GROUP TRUST, ON BEHALF OF THE ABOVE-NAMED FUND AND MONEY MARKET OBLIGATIONS TRUST (THE "TRUST"), ON BEHALF OF ITS PORTFOLIO, TAX-FREE OBLIGATIONS FUND (THE ``PORTFOLIO'') WHEREBY THE TRUST WOULD ACQUIRE ALL OF THE ASSETS AND KNOWN LIABILITIES OF THE FUND IN EXCHANGE FOR INSTITUTIONAL SHARES AND INSTITUTIONAL SERVICE SHARES OF THE PORTFOLIO TO BE DISTRIBUTED PRO RATA BY THE FUND TO HOLDERS OF CLASS A SHARES AND CLASS B SHARES, RESPECTIVELY, IN COMPLETE LIQUIDATION OF THE FUND.
"    "  "   2.     ELECTION OF TRUSTEES TO SERVE UNTIL THE NEXT ANNUAL MEETING
                 OF SHAREHOLDERS AND UNTIL THEIR SUCCESSORS HAVE BEEN ELECTED AND QUALIFIED. VOTE IS MADE FOR THE ELECTION OF ALL NOMINATED
                 TRUSTEES LISTED EXCEPT THOSE WHOSE NAME(S) ARE WRITTEN BELOW:
                  J.F. DONAHUE, T.G. BIGLEY, J.T. CONROY, JR., W.J. COPELAND,
                 J.C. DONAHUE, J.E. DOWD, L.D. ELLIS, M.D., E.L. FLAHERTY, JR.,
                 P.E. MADDEN, G.F. MEYER, J.E. MURRAY, JR., W.W. POSVAR, AND M.P. SMUTS
     (NOTE:  To withhold authority to vote for one or more nominees, write the nominee(s) name(s) on the line below.)

          PLEASE SIGN EXACTLY YOUR NAME(S) AS IT APPEARS BELOW. WHEN SIGNING AS ATTORNEY, EXECUTOR, ADMINISTRATOR, GUARDIAN, TRUSTEE, CUSTODIAN, ETC., PLEASE GIVE YOUR FULL TITLE AS SUCH. IF A CORPORATION OR PARTNERSHIP, PLEASE SIGN THE FULL NAME BY AN AUTHORIZED OFFICER OR PARTNER. IF SHARES ARE OWNED JOINTLY, ALL PARTIES SHOULD SIGN.



          SIGNATURE           SIGNATURE (JOINT OWNERS)      DATE